Geographic Information	12 Months Ended
Dec. 31, 2022
Disclosure of geographical areas [abstract]
Geographic Information
15.	Geographic information

(a)	Revenue
Revenue presented below has been based on the geographic location of customers.

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Canada	62,320	49,533	44,245
Europe	6,531	7,287	—
Other	98	699	—

Total	68,949	57,519	44,245

(b)	Non-current assets
Non-current assets presented below has been based on geographic location of the assets.

	As at
	December 31, 2022	December 31, 2021
Canada	120,317	255,315
Europe	433	609
Other	887	883

Total	121,637	256,807